Troubled Debts Restructures	12 Months Ended
Dec. 31, 2011
Troubled Debts Restructures [Abstract]
Troubled Debts Restructures

Note 5 - Troubled Debts Restructures

A modification of a loan constitutes a troubled debt restructuring ("TDR") when a borrower is experiencing financial difficulty and the modification involves providing a concession to the existing loan contract. The Company offers various types of concessions when modifying loans to troubled borrowers, however, forgiveness of principal is rarely granted. Concessions offered are term extensions, capitalizing accrued interest, reducing interest rates to below current market rates or a combination of any of these. Combinations from time to time may include allowing a customer to be placed on interest-only payments. The presentations below in the other category are TDR's with a combination of concessions. At the time of a TDR, additional collateral or a guarantor may be requested.

Loans modified as a TDR are typically already on nonaccrual status and partial chargeoffs may have in some cases already been taken against the outstanding loan balance. The Company classifies TDR loans as impaired loans and evaluates the need for an allowance for loan loss on a loan-by-loan basis. An allowance is based on either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or the estimated fair value of the underlying collateral less any selling costs, if the loan is deemed to be collateral dependent.

For the twelve months ended December 31, 2011, the following table presents a breakdown of the types of concessions made by loan class:

	Twelve months ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(dollars in thousands)
Below market interest rate:
Commercial	—	$—	$—
Real estate - commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1 - 4 family construction	—	—	—
Real estate - residential	1	210	208
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—

	1	$210	$208

Other:
Commercial	1	$43	$34
Real estate - commercial	1	97	96
Other real estate construction	—	—	—
Real estate 1 - 4 family construction	—	—	—
Real estate - residential	10	1,223	1,203
Home equity	—	—	—
Consumer loans	4	113	93
Other loans	—	—	—

	16	$1,476	$1,426

Total	17	$1,686	$1,634

The following table presents loans that were modified as troubled debt restructurings within the previous twelve months and for which there was a payment default during the twelve months ended December 31, 2011:

	Twelve months ended December 31, 2011
	Number of Loans	Recorded Investment
	(dollars in thousands)
Below market interest rate:
Commercial	—	$—
Real estate - commercial	—	—
Other real estate construction	—	—
Real estate 1 - 4 family construction	—	—
Real estate - residential	1	208
Home Equity loans	—	—
Consumer loans	—	—
Other loans	—	—

	1	$208

Other:
Commercial	—	$—
Real estate - commercial	1	34
Other real estate construction	—	—
Real estate 1 - 4 family construction	—	—
Real estate - residential	4	627
Home Equity loans	—	—
Consumer loans	3	76
Other loans	—	—

	8	$737

Total	9	$945

A default on a troubled debt restructure is defined as being past due 90 days or being out of compliance with the modification agreement. As mentioned, the Company considers TDRs to be impaired loans.

The following table presents the successes and failures of the types of modifications within the previous twelve months as of December 31, 2011:

	Paid In Full		Paying as restructured		Converted to nonaccrual		Foreclosure/ Default
	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments
	(dollars in thousands)

Below market interest rate	—	$—	1	$208	—	$—	—	$—
Other Loans	—	—	14	1,176	2	250	—	—

Total	—	$—	15	$1,384	2	$250	—	$—